Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 17,446		$ 10,561	$ 28,635	$ 27,367
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	65,374		67,644	196,056	194,243
Bad debt (recovery) expense, net	(2,095)		(1,198)	(326)	2,650
Container (recovery) write-off from lessee default, net				(140)	7,154
Unrealized loss on derivative instruments, net	(4,161)		2,478	9,434	18,315
Amortization and write-off of unamortized deferred debt issuance costs and accretion of bond discounts				14,761	5,922
Amortization of intangible assets	645		481	1,766	1,576
Gain on sale of owned fleet containers, net				(19,410)	(18,263)
Gain on insurance recovery and legal settlement		$ (14,881)			(841)
Share-based compensation expense				3,218	3,213
Changes in operating assets and liabilities				54,319	80,875
Total adjustments				259,678	294,844
Net cash provided by operating activities				288,313	322,211
Cash flows from investing activities:
Purchase of containers and fixed assets				(273,171)	(449,105)
Payments on container leaseback financing receivable	(14,170)		(42,864)	(24,089)	(271,976)
Receipt of principal payments on container leaseback financing receivable				15,788	2,083
Proceeds from sale of containers and fixed assets				109,144	111,523
Net cash used in investing activities				(172,328)	(607,475)
Cash flows from financing activities:
Proceeds from debt				1,626,759	995,134
Principal payments on debt				(1,704,132)	(654,723)
Principal repayments on container leaseback financing liability				(12,754)
Purchase of treasury shares				(56,779)	(2,558)
Debt issuance costs				(13,333)	(7,368)
Dividends paid to noncontrolling interest					(2,744)
Issuance of common shares upon exercise of share options				224	121
Net cash (used in) provided by financing activities				(160,015)	327,862
Effect of exchange rate changes				3	(52)
Net (decrease) increase in cash, cash equivalents and restricted cash				(44,027)	42,546
Cash, cash equivalents and restricted cash, beginning of the year		267,474		277,905	224,928	$ 224,928
Cash, cash equivalents and restricted cash, end of period	$ 233,878	$ 277,905	$ 267,474	233,878	267,474	$ 277,905
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized loss (gain) on derivative instruments, net				98,351	106,249
Net income taxes paid				29	40
Receipt of payments on finance leases, net of income earned				33,325	37,904
Supplemental disclosures of noncash operating activities:
Initial recognition of operating lease liability from obtaining right-of-use assets				555	12,024
Supplemental disclosures of noncash investing activities:
Increase (decrease) in accrued container purchases				316,503	(35,705)
Containers placed in finance leases				$ 355,096	$ 129,472